MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jun. 30, 2026
MINERAL PROPERTY INTERESTS
Schedule of continuity schedule of mineral property acquisition costs and deferred exploration and development costs

Cost	Silver Sand	Carangas	Silverstrike	Total
Balance, June 30, 2024	$88,977,334	$19,854,042	$4,934,555	$113,765,931
Capitalized exploration expenditures
Reporting and assessment	94,894	190,352	—	285,246
Drilling and assaying	342	6,763	5,125	12,230
Project management and support	1,155,235	889,034	37,828	2,082,097
Camp service	179,873	295,804	17,033	492,710
Permit and license	12,606	47,818	—	60,424
Value added tax not claimed	109,086	44,020	2,046	155,152
Foreign currency impact	51,499	26,018	3,058	80,575
Balance, June 30, 2025	$90,580,869	$21,353,851	$4,999,645	$116,934,365
Capitalized exploration expenditures
Reporting and assessment	765	519,339	—	520,104
Drilling and assaying	11,014	8,919	589	20,522
Project management and support	1,610,799	958,627	55,006	2,624,432
Camp service	899,749	154,812	19,458	1,074,019
Permit and license	6,359	42,203	—	48,562
Value added tax not claimed	176,952	21,178	965	199,095
Foreign currency impact	(527,807)	(181,714)	(36,361)	(745,882)
Balance, June 30, 2026	$92,758,700	$22,877,215	$5,039,302	$120,675,217